Principles underlying preparation of consolidated financial statements - Provisional amounts for IFRS 16 adoption (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Property and equipment (Right-of-use assets)	₽ 1,074	₽ 724	₽ 593
Other non-current assets (Advances issued (long-term))	110	64
Trade and other receivables (Advances issued (short-term))	8,042	9,648
Deferred tax assets	157	245
Total assets	73,023	45,059
Liabilities
Trade and other payables (Other payables)	27,499	19,599
Net impact on equity, Including	25,706	21,157	₽ 19,969	₽ 22,436
Retained earnings	9,091	₽ 5,715
Increase (decrease) due to application of IFRS 16
Assets
Property and equipment (Right-of-use assets)	1,088
Other non-current assets (Advances issued (long-term))	(9)
Trade and other receivables (Advances issued (short-term))	(3)
Deferred tax assets	(29)
Total assets	1,047
Liabilities
Long-term portion of lease liabilities	702
Short-term portion of lease liabilities	360
Trade and other payables (Other payables)	(132)
Total liabilities	930
Net impact on equity, Including	117
Retained earnings	₽ 117